Related parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Related Parties Assets And Liabilities [Member]
IfrsStatementLineItems [Line Items]
Others (i)	$ (1,795)
Revenue Expenses [Member]
IfrsStatementLineItems [Line Items]
Others (i)			$ (1,112)